Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 127,965	$ 163,030
Short term investments		0	18,311
Collaboration receivable - related party		8,674	0
Inventories		29,647	0
Prepaid expenses and other current assets		9,124	13,423
Total current assets		175,410	194,764
Property and equipment, net		22,457	22,985
Operating lease assets		109,793	110,984
Restricted cash		8,185	8,185
Restricted investments		1,401	1,401
Other non-current assets	[1]	41,354	10,465
Total assets		358,600	348,784
Current liabilities:
Accounts payable		3,641	17,440
Accrued expenses and other current liabilities	[2]	80,611	59,840
Operating lease liabilities		6,677	3,601
Short term portion of note payable, net of discount		0	456
Deferred income - related party		7,730	0
Deferred revenue - related party		0	4,259
Total current liabilities		98,659	85,596
Long term portion of note payable, net of discount		101,544	50,591
Operating lease liabilities, net of current portion		105,715	107,942
Deferred revenue, net of current portion - related party		95,364	92,430
Warrant liability		546	0
Other long-term liabilities		1,628	1,442
Total liabilities		403,456	338,001
Commitments and contingencies (Note 16)
Stockholders (deficit) equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022		0	0
Common stock, $0.001 par value; 240,000,000 and 200,000,000 shares authorized at December 31, 2023 and 2022, respectively; 135,041,467 and 125,222,273 shares issued and outstanding at December 31, 2023 and 2022, respectively		135	125
Additional paid-in capital		933,244	875,181
Accumulated other comprehensive loss		0	(12)
Accumulated deficit		(978,235)	(864,511)
Total stockholders' (deficit) equity		(44,856)	10,783
Total liabilities and stockholders' equity		$ 358,600	$ 348,784

[1]	Includes $38,877 and $8,828 as of December 31, 2023 and December 31, 2022, respectively, of milestones related to the construction of the Company’s dedicated manufacturing suite at BacThera AG, or Bacthera (see Note 16, Commitments and Contingencies). Such amounts will form part of the right-of-use asset upon lease commencement.
[2]	Includes related party amounts of $28,053 and $34,770 at December 31, 2023 and December 31, 2022, respectively (see Note 18)